Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document type	6-K
Entity registrant name	EURONAV NV
Entity central index key (CIK)	0001604481
Amendment flag	false
Document fiscal year focus	2022
Document fiscal period focus	Q2
Current fiscal year end date	--12-31
Document period end date	Jun. 30, 2022